Risks (Details Narrative) (10K) - Image P2P Trading Group Limited [Member]	12 Months Ended
Dec. 31, 2016
One Customers [Member]
Concentrations risks percentage	98.40%
Three Vendor [Member]
Concentrations risks percentage	42.60%
Vendor [Member]
Concentrations risks percentage	12.10%